        ----------------------------------------------------
                                   EXCELSIOR
                          VENTURE INVESTORS III, LLC

        ----------------------------------------------------

                                 ANNUAL REPORT


                               October 31, 2002

                               LETTER TO MEMBERS
--------------------------------------------------------------------------------

Dear Members,

   We are pleased to present you with the 2002 annual report for Excelsior Venture Investors III, LLC (the "Fund"), which is invested in the portfolio of Excelsior Venture Partners III, LLC, for the fiscal year ended October 31, 2002.

   During its first full year of existence, we dedicated ourselves to building portfolio positions to satisfy the Fund's objective of achieving long-term capital appreciation through direct investments in private companies, as well as in selected private equity and venture capital funds managed by third parties.

   During the year, we continued to build the portfolio by investing in eleven private companies and committing capital to one private fund. As of October 31, 2002, our portfolio consisted of eighteen direct investments diversified across the sectors of communications, information services, information technology and life sciences. At least 70% of portfolio assets will be invested in direct investments. To date, we have committed $14 million, of which $1.8 million has been drawn, to five private equity funds. Up to 30% of the Fund's assets will be invested in private funds.

   It has been well documented that the current environment has been extremely challenging for the venture capital industry. Some of the challenges include:

    .  Difficult fund-raising market

       .  Tougher investment standards

       .  Smaller funding rounds

       .  Lower valuations and harsher terms

    .  Challenging operating environment

       . Limited opportunities for revenue growth due to a substantial drop in corporate spending, especially on IT

    .  Lack of near-term liquidity

       .  No IPO market

       .  Vulture-oriented M&A activity

   This difficult environment represents both an opportunity and a challenge. Since we have invested/committed approximately 50% of the assets, we find ourselves on both sides of the table. On the one hand, we represent fresh money and are in a position to drive a hard bargain with promising young companies in search of capital. In this context, we are setting a high bar in terms of the quality we require, while taking advantage of a buyer's market to drive highly attractive pricing and terms. Meanwhile, our existing portfolio companies are on the other side of the table. They are operating in a very unfavorable economic environment and within parameters that represent a harsh market for venture capital financing. On balance, we feel this is a good time to build a portfolio, but we recognize that we will face some turbulence as we ride out the storm.

   As of October 31, 2002, the Fund had a total value of $465.95 per share, approximately 93% of original value. By comparison, as of October 31, 2002, the NASDAQ was down 37% since the Fund's inception.

Investments Held- Private

   We are excited about the prospects of our direct investment portfolio. Overall, we believe the portfolio is well-positioned to create value for our investors. The individual investments are summarized below.

    . Adeza Biomedical Corporation, Sunnyvale, CA, develops, manufactures, and markets diagnostic products and services for women's reproductive healthcare. Adeza's primary focus is on proprietary tests and services for the diagnosis of pregnancy-related and female reproductive disorders including premature and late birth, preeclampsia, endometriosis, and infertility. The Fund invested $3 million in Adeza. Enterprise Partners and Asset Management are also investors in Adeza.

    . Ancile Pharmaceuticals, Inc., San Diego, CA, is a specialized pharmaceutical company focusing on the development and commercialization of prescription botanical drugs for major chronic disease conditions with significant unmet needs. Ancile is capitalizing on recent changes in the U.S. and European regulatory environment to obtain botanical drug approvals several years more quickly and at much less cost than conventional drugs based upon new chemical entities. The Fund invested $3.6 million in Ancile. Morgenthaler Venture Partners and Domain Associates are also investors in the company.

    . Archemix Corporation, Cambridge, MA, seeks to discover aptamer-based therapeutics and to develop sensor technologies that accelerate the process of drug discovery and development. Both of these technologies derive from Archemix's proprietary selected nucleic acid technology. The Fund invested $.6 million in the company. Schroder Ventures Life Sciences, Atlas Venture, Prospect Venture Partners, Care Capital, MDS Capital, and POSCO Bio Venture also invested in Archemix.

    . Ethertronics, Inc., San Diego, CA, develops and manufactures embedded antennas for personal mobile devices. Its internal antenna technologies significantly enhance the signal quality, increase the range, and help extend the battery life of mobile devices. Embedded antennas are used by mobile phone, PDA, laptop, GPS, Bluetooth and Wireless LAN device manufacturers. The Fund initially invested $3.5 million in Ethertronics and invested an additional $1.2 million in the company this year. Sevin Rosen is a co-investor in Ethertronics.

    . Genoptix, Inc., San Diego, CA, is designing and developing the first laser-based platform for analyzing, sorting and manipulating living cells without the need for any dyes or labels. The Fund invested $2.5 million in Genoptix. Other investors include Alliance Technology Ventures, Enterprise Partners, Lotus Biosciences Investment Holdings, Mitsubishi Corporation and Tullis-Dickerson & Co., Inc.

    . LightConnect, Inc., Newark, CA, designs and manufactures MEMS (micro electro-mechanical systems) components for optical networks. LightConnect's product is meeting the need for configurability in optical networks by enabling rapid dynamic bandwidth and circuit provisioning. The Fund invested $5 million in LightConnect. The other investors in LightConnect are Sevin Rosen, Incubic, Morgenthaler and US Venture Partners.

    . LogicLibrary, Inc., Pittsburgh, PA, is a provider of software and services that help enterprises develop better software applications and integrate them faster. The company's patent-pending technology provides software development organizations with comprehensive, intuitive tools for effectively and efficiently capturing, understanding, leveraging and managing their software development assets. The Fund invested $2 million in LogicLibrary. Birchmere Ventures, NovakBiddle Venture Partners, and The Future Fund also invested in the company.

    . MIDAS Vision Systems, Inc., Wrentham, MA, is a developer of automated optical inspection systems for advanced substrates and microelectronics packaging industries. The Fund invested $4 million in the company. North Atlantics Capital Corporation, PNC Technology Investors, and SpaceVest invested in MIDAS Vision.

    . Monterey Design Systems, Inc., Sunnyvale, CA, develops advanced physical design software solutions for the semiconductor industry. Leading semiconductor companies have adopted Monterey's products to dramatically increase their design productivity. The Fund invested $4.75 million in the company. Other investors include Sevin Rosen Funds, US Venture Partners, Rho Capital Partners, Vertex Partners, Information Technology Ventures and LSI Logic.

    . NanoOpto Corporation, Somerset, NJ, is a designer and manufacturer of integrated optical components using nano-manufacturing technology platforms. The company is replacing today's discrete, costly, space-hungry bulk optics with a coherent family of functional optical building blocks called Modular Nano-Optics. The Fund initially invested $2 million in NanoOpto and has followed on with an additional $231,000 investment. Bessemer Venture Partners, Morgenthaler and New Enterprise Associates are co-investors in NanoOpto.

    . NetLogic Microsystems, Inc., Mountain View, CA, defines, designs, and markets highly differentiated data plane solutions that enable the global infrastructure of networking and optical communications to achieve the highest performance and functionality. NetLogic also provides multi-processor search interfaces and software drivers that accelerate design and development of leading-edge networking equipment. The Fund invested $5 million in NetLogic Microsystems. Sevin Rosen is a co-investor in NetLogic Microsystems.

    . OpVista, Inc., Irvine, CA, develops, markets and manufactures Dense Wavelength Division Multiplexing (DWDM)- based optical networking equipment for deployment in long haul and regional metro networks. OpVista's ultra-DWDM products allow service providers to build flexible, scalable, and cost effective networks while seamlessly integrating legacy networks. The Fund invested $4 million in OpVista. Sevin Rosen and Incubic are investors in OpVista.

    . Pilot Software Acquisition Corporation, Fremont, CA, provides business analytics solutions that enable companies to measure and meet business performance objectives. The Fund invested $3 million in Pilot Software.

    . Senomyx, Inc., La Jolla, CA, seeks to be the leader in discovering new and improved proprietary flavor and fragrance molecules for use in a wide range of consumer products. The Fund invested $1.5 million in Senomyx. Other investors include Prospect Venture Partners, Rho Ventures, Merrill Lynch, Avalon Ventures, Domain Associates and Bay City Capital.

    . Silverback Systems, Inc., Campbell, CA, provides silicon and software solutions that enable IP-based storage area networks and data center systems. The Fund invested $1.4 million in Silverback. Other investors include J.P. Morgan Partners, Newbury Ventures, Pitango Venture Capital and Gemini Israel Funds.

    . Tensys Medical Corporation, San Diego, CA, is developing and commercializing the first practical, continuous, non-invasive arterial blood pressure monitoring system. The Fund invested $5 million in Tensys. Other investors include Crosspoint Venture Partners, Enterprise Partners, Versant Ventures and Sofinnova Ventures.

    . Virtual Silicon Technology, Inc., Sunnyvale, CA, is a supplier of semiconductor intellectual property and process technology to manufacturers and designers of sytems-on-chip. Virtual Silicon has licensed and delivered its Silicon Ready(R) library products to hundreds of customers including semiconductor manufacturers, foundries, ASSP designers, and systems developers. The Fund invested $5 million in the company. Infinity Capital, Walden International, Gemini Investors, Pacific Venture Group, and SCP Private Equity Partners are also investors in Virtual Silicon.

Investments Held- Third-Party Investment Funds

   We consider the managers of our third-party investment funds to be experienced, value-added investors. Although the private funds are still in the early investment phase of their life cycle, we are optimistic they will generate attractive returns for the Fund in the coming years.

    . Advanced Technology Ventures VII, L.P. ("ATV") is a $700 million fund targeting varied-stage information technology, communications and life sciences companies. As of September 30, 2002, ATV had eight investments in its portfolio. ATV has drawn 10% of the Fund's $3 million capital commitment.

    . CHL Medical Partners II, L.P. ("CHL") is a $125 million fund targeting start up and early-stage medical technology and life sciences companies. As of September 30, 2002, CHL has invested in five companies operating in the healthcare field. CHL has drawn 14% of the Fund's $2 million capital commitment.

    . Morgenthaler Venture Partners VII, L.P. ("Morgenthaler") is an $850 million fund targeting varied-stage information technology, communications, and health care companies. As of September 30, 2002, Morgenthaler's portfolio consists of twenty companies. Morgenthaler has drawn 20% of the Fund's $3 million to capital commitment.

    . Prospect Venture Partners II, L.P. ("Prospect") is a $500 million fund targeting varied-stage life sciences companies. As of September 30, 2002, Prospect has eight direct investments in its portfolio. Prospect has drawn 21% of the Fund's $3 million capital commitment.

   We also closed on a commitment in fiscal 2002 to the following fund investment; capital has yet to be called.

    . Tallwood II, L.P. is a $180 million fund targeting early-stage information technology companies. The Fund committed $3 million to Tallwood II.

Investments Written Off

    . Cenquest,Inc., Portland, OR, is an intermediary provider of accredited business and management degree programs to large corporations. The Fund has written off its $2 million investment in Cenquest because of the company's diminishing prospects and its inability to secure additional financial support.

   We are optimistic about the Fund's prospects and are committed to working toward generating long-term capital appreciation for our Members.

             Respectfully submitted,
             /s/ David Fann             /s/ Douglas Lindgren
                                        Douglas Lindgren
             David Fann                 Co-Chief Executive
             Co-Chief Executive         Officer and Chief
             Officer and President      Investment Officer

Excelsior Venture Investors III, LLC
Portfolio of Investments
October 31, 2002


                                                                                          Value
  Units                                                                                  (Note 1)
  -----                                                                                -----------
INVESTMENT PARTNERSHIP -- 99.41%
 187,409  Excelsior Venture Partners III, LLC (Cost $93,704,499)..............         $87,921,182
                                                                                       -----------
INVESTMENT COMPANIES -- 0.03%
  25,665  Dreyfus Government Cash Management Fund Institutional Shares
          (Cost $25,665)......................................................              25,665
                                                                                       -----------
Principal
 Amount
---------
AGENCY OBLIGATIONS -- 0.68%
$600,000  Federal National Mortgage Association Discount Note, 1.69%, 11/20/02
          (Cost $599,465).....................................................             599,465
                                                                                       -----------
TOTAL INVESTMENTS (Cost $94,329,629*)......................................... 100.12%  88,546,312
OTHER ASSETS & LIABILITIES (NET)..............................................  (0.12)    (105,107)
                                                                               ------  -----------
NET ASSETS.................................................................... 100.00% $88,441,205
                                                                               ======  ===========
--------
*Aggregate cost for Federal tax and book purposes.


Statement of Assets and Liabilities
October 31, 2002


ASSETS:
 Investments (Cost $94,329,629) (Note 1).............................................. $88,546,312
 Cash.................................................................................         817
 Interest receivable..................................................................          45
 Other assets.........................................................................          29
                                                                                       -----------
   Total Assets.......................................................................  88,547,203

LIABILITIES:
 Professional fees payable............................................................      45,500
 Administration fees payable (Note 2).................................................      34,167
 Printing fees payable................................................................      15,000
 Board of Managers' fees payable (Note 2).............................................      11,000
 Management fees payable (Note 2).....................................................         131
 Other payables.......................................................................         200
                                                                                       -----------
   Total Liabilities..................................................................     105,998
                                                                                       -----------
NET ASSETS............................................................................ $88,441,205
                                                                                       ===========
NET ASSETS CONSIST OF:
 Paid-in capital...................................................................... $94,640,601
 Net investment (loss)................................................................  (1,469,261)
 Accumulated net realized gains.......................................................         485
 Unrealized (depreciation) on investments.............................................  (4,730,620)
                                                                                       -----------
Total Net Assets...................................................................... $88,441,205
                                                                                       ===========
Units of Membership interests outstanding (no par value, 400,000 authorized)..........     189,809
                                                                                       ===========
NET ASSET VALUE PER UNIT.............................................................. $    465.95
                                                                                       ===========

 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Statement of Operations
For the year ended October 31, 2002


NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO (Note 1):
  Interest income.................................................... $ 1,044,826
  Dividend income....................................................      61,245
  Expenses...........................................................  (2,159,254)
                                                                      -----------
   Net investment (loss) from Portfolio..............................  (1,053,183)
                                                                      -----------
INVESTMENT INCOME
  Dividend income....................................................      10,793
  Interest income....................................................       5,570
                                                                      -----------
   Total Fund Investment Income......................................      16,363
                                                                      -----------
EXPENSES:
  Administration fees (Note 2).......................................     129,908
  Printing fees......................................................      28,659
  Professional fees..................................................      12,000
  Board of Managers' fees (Note 2)...................................      11,000
  Insurance expense..................................................       3,494
  Management fees (Note 2)...........................................         495
  Miscellaneous expenses.............................................       3,140
                                                                      -----------
   Total Fund Expenses...............................................     188,696
                                                                      -----------
Expense Reversals (Note 3)...........................................    (164,285)
   Net Fund Expenses.................................................      24,411
                                                                      -----------
NET INVESTMENT (LOSS)................................................  (1,061,231)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM
 PORTFOLIO (Note 1):
  Net realized gain on investments...................................         485
  Net change in unrealized (depreciation) on investments.............  (3,978,837)
                                                                      -----------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............... $(5,039,583)
                                                                      ===========


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Statement of Changes in Net Assets



                                                                              April 6, 2001
                                                                             (Commencement of
                                                               Year Ended     Operations) to
                                                            October 31, 2002 October 31, 2001
                                                            ---------------- ----------------
OPERATIONS:
  Net investment (loss)....................................   $(1,061,231)     $  (121,790)
  Net realized gain on investments.........................           485               --
  Net change in unrealized (depreciation) on investments...    (3,978,837)        (751,783)
                                                              -----------      -----------
   Net (decrease) in net assets resulting from operations..    (5,039,583)        (873,573)
                                                              -----------      -----------
TRANSACTIONS IN UNITS OF MEMBERSHIP INTEREST:
  Proceeds from units sold, net of offering costs..........            --       94,530,601
DISTRIBUTIONS TO SHAREHOLDERS:
  In excess of net investment income.......................            --         (286,240)
                                                              -----------      -----------
   Total distributions.....................................            --         (286,240)
                                                              -----------      -----------
Net Increase (Decrease) in Net Assets......................    (5,039,583)      93,370,788
                                                              -----------      -----------
NET ASSETS:
  Beginning of period......................................    93,480,788          110,000
  End of period............................................   $88,441,205      $93,480,788
                                                              ===========      ===========
Membership Interest Transactions:
  Units issued.............................................            --          189,809
                                                              -----------      -----------
Net Increase in Units Outstanding..........................            --          189,809
                                                              ===========      ===========


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Statement of Cash Flows
For the year ended October 31, 2002



CASH FLOWS FROM OPERATING ACTIVITIES:
 Net (Decrease) in Net Assets Resulting from Operations...... $(5,039,583)
Adjustments to reconcile net (decrease) in net assets
 resulting from operations to net cash used in operating
 activities:
   Change in unrealized depreciation on investment in
    Excelsior Venture Partners III, LLC......................   5,031,534
   Net decrease in short term investments....................     228,079
   Increase in interest receivable...........................         (45)
   Decrease in other assets..................................       3,465
   Decrease in expenses payable..............................    (225,232)
                                                              -----------
    Net cash used in operating activities....................      (1,782)
                                                              -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
    Net cash from financing activities.......................          --
                                                              -----------
    Net change in cash.......................................      (1,782)
     Cash at beginning of year...............................       2,599
                                                              -----------
     Cash at end of year..................................... $       817
                                                              ===========


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Financial Highlights



                                                                                      April 6, 2001
                                                                                     (Commencement of
                                                                     Year Ended       Operations) to
                                                                 October 31, 2002(4) October 31, 2001
                                                                 ------------------- ----------------
Per Share Operating Performance:(1)
NET ASSET VALUE, BEGINNING OF PERIOD............................       $492.50           $500.00
  Deduction of Offering Costs from Contributions................            --             (1.39)
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment (Loss).........................................         (5.59)            (0.64)
  Net Realized and Unrealized (Loss) on Investment Transactions.        (20.96)            (3.96)
                                                                       -------           -------
   Total From Investment Operations.............................        (26.55)            (4.60)
                                                                       -------           -------
DISTRIBUTIONS:
  In Excess of Investment Income................................            --             (1.51)
                                                                       -------           -------
   Total Distributions..........................................            --             (1.51)
                                                                       -------           -------
NET ASSET VALUE, END OF PERIOD..................................       $465.95           $492.50
                                                                       =======           =======
TOTAL NET ASSET VALUE RETURN(6).................................         (5.39)%           (0.92)%(3)
                                                                       =======           =======
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's).............................       $88,441           $93,481
  Ratios to Average Net Assets:
   Gross Expenses...............................................          2.62 %            0.47 %(2)
   Net Expenses.................................................          2.38 %(5)         0.47 %(2)
   Net Investment (Loss)........................................         (1.16)%           (0.13)%(2)
  Portfolio Turnover Rate.......................................          0.00 %            0.00 %

(1)Selected data for a membership interest outstanding throughout each period.
(2)Annualized
(3)Non-annualized
(4)Implementation of new accounting provisions resulted in changes in the methodology of the calculations. See Note 1E for further discussion.
(5)Net of expense reversals
(6)Total investment return based on per share net asset value reflects the effects of changes in net asset value based on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested. The Fund's shares were issued in a private placement and are not traded. Therefore market value total investment return is not calculated.


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

                     EXCELSIOR VENTURE INVESTORS III, LLC

                         NOTES TO FINANCIAL STATEMENTS
                               October 31, 2002

Note 1 -- Significant Accounting Policies

   Excelsior Venture Investors III, (the "Fund") is a non-diversified, closed end management investment company, which has registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund was established as a Delaware limited liability company on June 1, 2000. The Fund commenced operations on April 6, 2001. The Fund sold 189,809 units via a public offering, which closed on May 11, 2001.

   The Fund intends to achieve its investment objective of long-term capital appreciation by investing its assets primarily in Excelsior Venture Partners III, LLC (the "Portfolio"), a separate, closed-end, non-diversified investment company that has elected to be treated as a business development company, or "BDC", under the Investment Company Act. The Fund and Portfolio share substantially the same investment objectives and policies.

   Costs incurred in connection with the initial offering of units of the Fund during the period ended October 31, 2001 totaled $263,899. Each member's pro rata share of these costs were deducted from his, her or its initial capital contribution.

   The following is a summary of the Fund's significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   A. Investment Valuation:

      The valuation of the Fund's assets is dependent on the valuation of the Portfolio's investment securities. Because the Fund invests its assets in interests in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities). As of October 31, 2002, the market value of the Fund's investment in the Portfolio was $87,921,182 and represented an ownership of 63.48% of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      The Fund values portfolio securities quarterly and at other such times as, in the Board of Managers' view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price may be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser or a committee of the Board under the supervision of the Board pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

      The value for securities for which no public market exists is difficult to determine. Generally, such investment will be valued on a "going concern" basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the "private market" or "appraisal" methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the company as earnings, net worth, reliable private sale prices of the company's securities, the market prices for similar securities of comparable companies, an assessment of the company's future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Fund from the investments.

      The Fund's interest in the Portfolio is non-transferable and cannot be sold or redeemed. The duration of the Portfolio is ten years (subject to two 2-year extensions) from the final subscription closing (May 11, 2001), at which time the affairs of the Portfolio will be wound up and its assets distributed pro rata to its members. However, the Portfolio expects to make periodic pro rata distributions from realized gains earned during the life of the Portfolio. Any distributions received by the Fund will be distributed pro rata to the members of the Fund.

   B. Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

   C. Distributions:

      The Fund will distribute all cash that the Fund's Investment Adviser does not expect to use in the operation of the Fund. Due to the nature of the Portfolio's investments, investors should not expect distributions of cash or property during the first several years of the Fund's operations.

   D. Income Taxes:

      Currently, under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for Federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense.

      The Fund bears all costs of its operations.

   E. Other

      The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

      In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Fund adopted the provisions of the Guide as required on November 1, 2001. As a result of requirements in the Guide, the Statement of Operations for the year ended October 31, 2002 reflects separately the Fund's allocations of income, operating expenses, realized gains and change in unrealized depreciation on investments as allocated from the Portfolio. Although the changes required by the Guide have no impact on net assets, net asset value or total net asset value return, the components of per share operating performance and the ratios of expenses to average net assets and net investment loss to average net assets in the Financial Highlights would have been different had the requirements of the Guide not been implemented. As directed in the Guide, the financial highlights for the period ended October 31, 2001 have not been retroactively adjusted to conform to the Guide's new requirements.

Note 2 -- Investment Advisory Fee and Related Party Transactions

   U.S. Trust Company serves as Investment Adviser to both the Fund and the Portfolio pursuant to separate Investment Advisory agreements with the Fund and the Portfolio. United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company, N.A. serve as Investment Sub-Advisers to the Portfolio pursuant to Investment Sub-Advisory Agreements with the Investment Adviser and the Portfolio. U.S. Trust Company, N.A. serves as Investment Sub-Adviser to the Fund pursuant to an Investment Sub-Advisory Agreement with the Investment Adviser and the Fund. U.S. Trust Company will be responsible for investing assets not invested in the Portfolio. In return for its services and expenses which U.S. Trust Company assumes under the Investment Advisory Agreement, the Fund will pay U.S. Trust Company an advisory fee equal to an annual rate equal of 0.1% of the Fund's average quarterly net assets that are not invested in the Portfolio, determined as of the end of each fiscal quarter. Any Fund assets invested in the Portfolio will not be subject to an advisory fee paid by the Fund, however, the Fund will be allocated its pro rata share of the management fee expense paid by the Portfolio via distributions from the Portfolio. Through the fifth anniversary of the Portfolio's final subscription closing date, the Portfolio will pay U.S. Trust Company a management fee at an annual rate equal to 2.00% of the Portfolio's average net assets, determined as of the end of each fiscal quarter, and 1.00% of net assets thereafter. Pursuant to the Investment Sub-Advisory Agreements, U.S. Trust Company pays investment management fees to U.S. Trust NY and U.S. Trust Company, N.A. for services provided to the Portfolio, and pays investment management fees to U.S. Trust Company, N.A. for services provided to the Fund.

   In addition to the management fee, U.S. Trust Company is entitled to allocations and distributions equal to the Incentive Carried Interest on the Portfolio's Direct Investments. The Incentive Carried Interest is an amount equal to 20% of the cumulative realized capital gains on all Direct Investments, determined net of cumulative realized capital losses and current net unrealized depreciation on all of the Portfolio's investments and cumulative net expenses of the Portfolio. Direct Investments means the Portfolio's investments in domestic and foreign companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors and negotiated private investments in public companies. The Incentive Carried Interest will be determined annually as of the end of each calendar year.

   On December 20, 2001, the Board of Managers approved an Investment Sub-Advisory Agreement, substantially similar to those currently in effect, between the Portfolio, U.S. Trust Company and U.S. Trust Company, N.A. Prior to December 21, 2001, the effective date of the Agreement, U.S. Trust NY served as the sole Investment Sub-Advisor to the Portfolio. Also on December 20, 2001, the Board of Managers approved an Investment Sub-Advisory Agreement among the Fund, U.S. Trust Company and U.S. Trust Company, N.A.

   U.S. Trust Company is a Connecticut state bank and trust company. U.S. Trust NY is a state-chartered bank and trust company and a member of the Federal Reserve System. U.S. Trust Company N.A. is a nationally chartered bank. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is an indirect wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund and the Portfolio retain PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc., as administrator, accounting and investor servicing agent. In addition, PFPC Trust Company serves as the Fund's custodian, and PFPC serves as transfer agent. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly assets subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $15,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. The Portfolio pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly net assets, subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $15,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. In order to eliminate members from paying duplicative expenses, assets of the Fund which are invested in the Portfolio and are excluded from the Fund's asset based fee.

   Charles Schwab & Co., Inc. (the "Distributor"), the principal subsidiary of Schwab, serves as the Fund's distributor for the offering of units. U.S. Trust Company paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. U.S. Trust Company or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Fund by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees exceeding 6.5% of the gross proceeds received by the Fund from its offering.

   Each member of the Board of Managers receives $750 annually and $500 per Fund meeting and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any compensation from the Fund. The Board of Managers of the Fund consists of the same persons as the Board of Managers of the Portfolio.

Note 3 -- Organizational and other fees

   Estimated organizational fees of $85,386 were expensed in the fiscal period ended October 31, 2001. Certain organizational expenses totaling $46,192 that were anticipated were ultimately never incurred. As a result, the Fund is reversing $46,192 of organizational expense. Also, non-organizational professional expenses of $118,093 that were anticipated and expensed in the fiscal period ended October 31, 2001 were ultimately never incurred. As a result, the Fund is also reversing these expenses in the current period.

Note 4 -- Investments in Excelsior Venture Partners III, LLC

   As of October 31, 2002, the Fund's interest in the following companies through direct investment and its investment in the Portfolio represented 5% or more of the total net assets:

                                                                                 Percentage of
                                                                                  Fund's Net
                       Portfolio Investments                         Fair Value     Assets
                       ---------------------                         ----------- -------------
Agency Obligations
Federal National Mortgage Association Discount Note, 1.69%, 11/20/02 $53,243,593     60.20%

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Members and Board of Managers
Excelsior Venture Investors III, LLC

   We have audited the accompanying statement of assets and liabilities of Excelsior Venture Investors III, LLC (the "Fund"), including the portfolio of investments, as of October 31, 2002, the related statements of operations, and cash flows for the year then ended, the statement of changes in net assets and the financial highlights for the period from April 6, 2001 (commencement of operations) to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Excelsior Venture Investors III, LLC at October 31, 2002, the results of its operations and its cash flows for the year then ended, its changes in net assets and the financial highlights for the period from April 6, 2001 to October 31, 2002 in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

New York, New York
December 17, 2002

Excelsior Venture Investors III, LLC

Fund Management (Unaudited)

Information pertaining to the Board of Managers of the Fund is set forth below.

                                                                                                   Number of
                                                                                                   Portfolios
                                      Term of                                                      in Fund
                          Position(s) Office and                                                   Complex
                          Held with   Length of                                                    Overseen
Name, Address and Age     the Company Time Served Principal Occupation During Past Five Years      by Manager
---------------------     ----------- ----------- ------------------------------------------------ ----------

                                           Disinterested Managers

Mr. Gene M. Bernstein, 55 Manager        Since    Director of NIC Holding Corp; Dean of the            5
United States Trust       and            Fund     Skodneck Business Development Center at
 Company of New York      Member of    inception  Hofstra University from 2000-2001; prior to that
114 West 47th Street      the Audit               Mr. Bernstein was President and Vice Chairman
New York, NY 10036        and                     at Northville Industries, a petroleum marketing,
                          Valuation               distribution, trading and storage company
                          Committees

Mr. Victor F. Imbimbo, 49 Manager        Since    Founder of Bedrock Communications, Inc. a            5
United States Trust       and            Fund     consulting company addressing the merger of
 Company of New York      Member of    inception  traditional and digital communications solutions
114 West 47th Street      the Audit
New York, NY 10036        and
                          Valuation
                          Committees

Mr. Stephen V. Murphy, 57 Manager        Since    President of S.V. Murphy & Co., an investment        5
United States Trust       and            Fund     banking firm
 Company of New York      Member of    inception
114 West 47th Street      the Audit
New York, NY 10036        and
                          Valuation
                          Committees

                                             Interested Manager

Mr. John C. Hover II, 59  Manager        Since    Executive Vice President of U.S. Trust               4
United States Trust       and            Fund     (retired since 1998)
 Company of New York      Chairman     inception
114 West 47th Street      of the
New York, NY 10036        Board

Mr. Hover is considered an "interested person", as defined by the 1940 Act, of the Fund due to the fact that he holds securities of The Charles Schwab Corporation, a parent company of the investment adviser.

Excelsior Venture Investors III, LLC

Fund Management (Unaudited)

Information pertaining to the Officers of the Fund is set forth below.

                              Position(s) Held
                              with the           Length of
Name, Address and Age         Company            Time Served Principal Occupation During Past Five Years
---------------------         ----------------   ----------- -------------------------------------------

Mr. Frank D. Bruno, 42        Treasurer            Since     Vice President, U.S. Trust
U.S. Trust Company                                  Fund
225 High Ridge Road                              inception
Stamford, CT 06905

Ms. Cynthia Englert, 38       Chief                Since     Vice President, U.S. Trust; prior to U.S. Trust, Ms.
U.S. Trust Company            Administrative     September,  Englert held positions at Whitney & Co. and
225 High Ridge Road           Officer and           2001     Greenwich Capital Markets, Inc.
Stamford, CT 06905            Secretary

Mr. David I. Fann, 38         President and        Since     Managing Director, U.S. Trust
U.S. Trust Company, N.A.      Co-Chief              Fund
5 Palo Alto Square, 9th Floor Executive          inception
3000 Camino Real              Officer
Palo Alto, CA 94306

Mr. Lee A. Gardella, 35       Senior Vice          Since     Senior Vice President, U.S. Trust
U.S. Trust Company            President             Fund
225 High Ridge Road                              inception
Stamford, CT 06905

Mr. Douglas A. Lindgren, 41   Co-Chief             Since     Managing Director, U.S. Trust
U.S. Trust Company            Executive Officer     Fund
225 High Ridge Road           and Chief          inception
Stamford, CT 06905            Investment Officer

Mr. Raghav V. Nadagopal, 40   Senior Vice          Since     Senior Vice President, U.S. Trust; prior to U.S.
                              President             Fund     Trust, Mr. Nadagopal held positions at McKinsey &
                                                 inception   Company and AT&T Capital

Mr. Jean-Noel Odier, 31       Vice President       Since     Vice President, U.S. Trust; prior to U.S. Trust,
                                                    Fund     Mr.Odier worked at Lombard Odier & Cie
                                                 inception

Mr. James F. Rorer, 32        Vice President       Since     Vice President, U.S. Trust; prior to U.S. Trust, Mr.
U.S. Trust Company, N.A.                            Fund     Rorer worked at Bain & Company
5 Palo Alto Square, 9th Floor                    inception
3000 Camino Real
Palo Alto, CA 94306

Mr. Brian F. Schmidt, 44      Chief Financial      Since     Senior Vice President, U.S. Trust
U.S. Trust Company            Officer               Fund
225 High Ridge Road                              inception
Stamford, CT 06905

All officers of the Fund are employees and/or officers of the Investment
Adviser.

Officers of the Fund are elected by the Board of Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. U.S. Trust and its affiliates are wholly owned subsidiaries of the Charles Schwab Corporation. Additional information is available upon request.

Excelsior Venture Partners III, LLC
Portfolio of Investments October 31, 2002


  Principal                                  Acquisition     Value
Amount/Shares                                  Date ##      (Note 1)
-------------                                -----------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 59.88%
 $83,000,000  Federal National Mortgage
              Association Discount Note
              1.69%, 11/20/02 (Cost
              $82,925,969)..................              $ 82,925,969
                                                          ------------
PRIVATE COMPANIES **, #, @ -- 38.43%
     647,948  Adeza Biomedical Corporation,
              Series 5 Preferred............    09/01        3,000,000
   2,419,355  Ancile Pharmaceuticals, Inc.,
              Series D Preferred............    11/01        3,000,000
     600,000  Ancile Pharmaceuticals, Inc.,
              Bridge Note 6%................    10/02          600,000
           1  Ancile Pharmaceuticals, Inc.,
              Warrants......................    10/02               --
     628,571  Archemix Corporation, Inc.....    08/02          628,571
  44,247,788  Cenquest, Inc., Series 1
              Preferred.....................    07/01               --
   3,099,999  Ethertronics, Inc., Series B
              Preferred..................... 06/01&09/02     4,650,000
     115,000  Ethertronics, Inc., Warrants..    09/02               --
   1,879,699  Genoptix, Inc., Series B
              Preferred.....................    12/01        2,500,000
   4,330,504  LightConnect, Inc., Series
              Preferred.....................    07/01          948,563
   4,374,256  LogicLibrary, Inc., Series A
              Preferred.....................    01/02        2,000,000
  15,739,638  MIDAS Vision Systems, Inc.,
              Series C Preferred............    12/01        4,000,000
   7,089,552  Monterey Design Systems,
              Inc., Series 1 Preferred......    12/01        4,750,000
     956,234  NanoOpto Corporation, Series
              A-1 Preferred.................  10/01&3/02     2,231,212
   1,538,461  NetLogic Microsystems, Inc.,
              Series D Preferred............    08/01        5,000,000
   5,333,333  OpVista, Inc., Series B
              Preferred.....................    07/01        4,000,000
  15,000,000  Pilot Software Acquisition
              Corp., Series A Preferred.....    05/02        3,000,000
     517,260  Senomyx, Inc., Series E
              Preferred.....................    11/01        1,500,000
   2,211,898  Silverback Systems, Inc.,
              Series B Preferred............    02/02        1,415,614
   4,166,667  Tensys Medical, Inc., Series
              C Preferred...................    03/02        5,000,000
   3,096,551  Virtual Silicon Technology,
              Inc., Series C Preferred......    12/01        5,000,000
                                                          ------------
              TOTAL -- PRIVATE COMPANIES
              (Cost $59,275,398)............                53,223,960
                                                          ------------
PRIVATE INVESTMENT FUNDS **, # -- 1.09%
              Advanced Technology Ventures
              VII, L.P...................... 08/01-10/02       223,690
              CHL Medical Partners II, L.P.. 01/02-10/02       235,315
              Morgenthaler Partners VII,
              L.P........................... 07/01-09/02       531,191
              Prospect Venture Partners II,
              L.P........................... 06/01-10/02       527,840
                                                          ------------
              TOTAL -- PRIVATE INVESTMENT
              FUNDS (Cost $1,800,429).......                 1,518,036
                                                          ------------
INVESTMENT COMPANIES -- 0.61%
     844,639  Dreyfus Government Cash
              Management Fund Institutional
              Shares (Cost $844,639)........                   844,639
                                                          ------------
TOTAL INVESTMENTS (Cost $144,846,435*)......      100.01%  138,512,604
OTHER ASSETS & LIABILITIES (NET)............       (0.01)      (17,589)
                                             -----------  ------------
NET ASSETS..................................      100.00% $138,495,015
                                             ===========  ============

--------
* Aggregate cost for federal tax and book purposes.
**Restricted as to public resale. Acquired between June 1, 2001 and October 31,
  2002. Total cost of restricted securities at October 31, 2002 aggregated $61,075,827. Total market value of restricted securities owned at October 31, 2002 was $54,741,996 or 39.53% of net assets.
# Non-income producing securities.
##Required disclosure for restricted securities only.
@ At October 31, 2002 the Company owned 5% or more of the company's outstanding shares thereby making the company an affiliate as defined by the Investment Company Act of 1940. Total market value of affiliated securities owned at October 31, 2002 was $53,223,960.

     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Venture Partners III, LLC
Statement of Assets and Liabilities
October 31, 2002




ASSETS:
  Investments, at market value (Cost $144,846,435) (Note 1).................................. $138,512,604
  Interest receivable........................................................................        1,933
  Other receivables..........................................................................      996,290
  Prepaid insurance..........................................................................       64,783
                                                                                              ------------
   Total Assets..............................................................................  139,575,610

LIABILITIES:
  Management fees payable (Note 2)...........................................................      697,027
  Professional fees payable..................................................................      202,991
  Board of Managers' fees payable (Note 2)...................................................       60,000
  Administration fees payable (Note 2).......................................................       38,960
  Other payables.............................................................................       81,617
                                                                                              ------------
   Total Liabilities.........................................................................    1,080,595
                                                                                              ------------
NET ASSETS................................................................................... $138,495,015
                                                                                              ============
NET ASSETS consist of:
  Paid-in capital............................................................................ $146,136,782
  Accumulated undistributed net investment (loss)............................................   (1,315,299)
  Accumulated net realized gain..............................................................        7,363
  Unrealized (depreciation) on investments...................................................   (6,333,831)
                                                                                              ------------
Total Net Assets............................................................................. $138,495,015
                                                                                              ============
Units of Membership Interests Outstanding (Unlimited number of no par value units authorized)      295,210
                                                                                              ============
NET ASSET VALUE PER UNIT..................................................................... $     469.14
                                                                                              ============


     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Venture Partners III, LLC
Statement of Operations
For the Year Ended October 31, 2002




INVESTMENT INCOME:
  Interest income............................................... $ 1,645,829
  Dividend income...............................................      96,475
                                                                 -----------
   Total Income.................................................   1,742,304
                                                                 -----------
EXPENSES:
  Management fees (Note 2)......................................   2,881,830
  Professional fees.............................................     287,000
  Administration fees (Note 2)..................................     160,473
  Board of Managers' fees (Note 2)..............................      83,000
  Insurance fees................................................      52,894
  Custodian fees................................................      18,652
  Miscellaneous fees............................................      11,326
                                                                 -----------
   Total Expenses...............................................   3,495,175
                                                                 -----------
  Organization expense reversal (Note 4)........................     (93,880)
                                                                 -----------
   Net Expenses.................................................   3,401,295
                                                                 -----------
NET INVESTMENT LOSS.............................................  (1,658,991)
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (Note 1)
  Net realized gain on investments..............................         764
  Net change in unrealized (depreciation) on investments........  (6,267,536)
                                                                 -----------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS...............  (6,266,772)
                                                                 -----------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......... $(7,925,763)
                                                                 ===========


     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Venture Partners III, LLC
Statement of Changes in Net Assets



                                                                                   April 5, 2001
                                                                                   (Commencement
                                                                      Year Ended   of Operations)
                                                                      October 31,  to October 31,
                                                                         2002           2001
                                                                     ------------  --------------
OPERATIONS:
  Net investment income (loss)...................................... $ (1,658,991)  $    830,843
  Net realized gain on investments..................................          764          6,599
  Net change in unrealized (depreciation) on investments............   (6,267,536)       (66,295)
                                                                     ------------   ------------
   Net increase (decrease) in net assets resulting from operations..   (7,925,763)       771,147
                                                                     ------------   ------------
TRANSACTION IN UNITS OF MEMBERSHIP INTERESTS:
  Proceeds from units sold, net of offering costs...................           --    146,136,282
                                                                     ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................................           --       (487,151)
                                                                     ------------   ------------
   Total Distributions..............................................           --       (487,151)
                                                                     ------------   ------------
Net Increase (Decrease) in net assets...............................   (7,925,763)   146,420,278

NET ASSETS:
  Beginning of period...............................................  146,420,778            500
                                                                     ------------   ------------
  End of period..................................................... $138,495,015   $146,420,778
                                                                     ============   ============
Membership Interests Transactions:
  Units issued......................................................           --        295,210
                                                                     ------------   ------------
Net Increase in Units Outstanding...................................           --        295,210
                                                                     ============   ============


     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Venture Partners III, LLC
Statement of Cash Flows
For the Year Ended October 31, 2002



CASH FLOWS FROM OPERATING ACTIVITIES:
  Net (Decrease) in Net Assets Resulting from Operations......................................... $ (7,925,763)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
  Change in unrealized depreciation on investments...............................................    6,267,536
  Decrease in receivable due from Distributor....................................................       50,000
  Purchase of investments........................................................................  (36,110,398)
  Change in short-term investments...............................................................   31,006,753
  Increase in interest receivable................................................................       (1,933)
  Increase in other receivable...................................................................     (996,290)
  Increase in prepaid insurance..................................................................      (21,713)
  Decrease in expenses payable...................................................................     (701,314)
                                                                                                  ------------
   Net cash used in operating activities.........................................................   (8,433,122)
                                                                                                  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Net cash provided by financing activities......................................................           --
                                                                                                  ------------
  Net change in cash.............................................................................   (8,433,122)
Cash at beginning of year........................................................................    8,433,122
                                                                                                  ------------
Cash at end of year.............................................................................. $         --
                                                                                                  ============


Notes to Financial Statements are an integral part of these Financial Statements

Excelsior Venture Partners III, LLC
Financial Highlights -- Selected Per Share Data and Ratios



  Per Unit Operating Performance:(1)
                                                                                   April 5, 2001
                                                                                  (Commencement of
                                                                    Year Ended     Operations) to
                                                                 October 31, 2002 October 31, 2001
                                                                 ---------------- ----------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $ 495.99         $ 500.00
  Deduction of offering costs from contributions................           --            (4.97)

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)..................................        (5.62)            2.81
  Net realized and unrealized (loss) on investment transactions.       (21.23)           (0.20)
                                                                     --------         --------
   Total from investment operations.............................       (26.85)            2.61
                                                                     --------         --------
DISTRIBUTIONS:
  Net investment income.........................................           --            (1.65)
                                                                     --------         --------
   Total Distributions..........................................           --            (1.65)
                                                                     --------         --------
NET ASSET VALUE, END OF PERIOD..................................     $ 469.14         $ 495.99
                                                                     ========         ========
TOTAL NET ASSET VALUE RETURN(5).................................        (5.41)%           0.52%(3)
                                                                     ========         ========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's).............................     $138,495         $146,421
  Ratios to average net assets:
   Gross expenses...............................................        2.43 %            1.35%(2)
   Net expenses.................................................         2.36%(4)         1.32%(2)
   Net investment income (loss).................................        (1.15)%           0.58%(2)
  Portfolio Turnover Rate.......................................        0.00 %            0.00%

(1)Selected data for a unit of membership interest outstanding through each period.
(2)Annualized
(3)Not annualized
(4)Net of organization expense reversal
(5)Total investment return based on per share net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period, and assumes dividends and distributions, if any, were reinvested. The Company's shares were issued in a private placement and are not traded. Therefore market value total investment return is not calculated.


     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

                      EXCELSIOR VENTURE PARTNERS III, LLC

                         NOTES TO FINANCIAL STATEMENTS

                               October 31, 2002

Note 1 -- Significant Accounting Policies

   Excelsior Venture Partners III, LLC (the "Company") is a non-diversified, closed-end management investment company which has elected to be treated as a business development company or "BDC" under the Investment Company Act of 1940, as amended. The Company was established as a Delaware limited liability company on February 18, 2000. The Company commenced operations on April 5, 2001. The duration of the Company is ten years (subject to two 2-year extensions) from the final subscription closing, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members as soon as is practicable.

   Costs incurred in connection with the initial offering of units totaled $1,468,218. Each member's pro rata share of these costs was deducted from his, her or its initial capital contribution.

   The following is a summary of the Company's significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   A. Investment Valuation:

      The Company values portfolio securities quarterly and at such other times as, in the Board of Managers' view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser (as defined below) or a committee of the Board of Managers under the supervision of the Board pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

      The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a "going concern" basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the "private market" or "appraisal" methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the company such as earnings, net worth, reliable private sale prices of the company's securities, the market prices for similar securities of comparable companies, an assessment of the company's future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

      At October 31, 2002, market quotations were not readily available for securities valued at $54,741,996 or 39.53% of net assets. Such securities were valued by the Investment Advisers, under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   B. Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

   C. Income taxes:

      Under current law and based on certain assumptions and representations, the Company intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Company will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Company items of income, gain, loss, deduction and expense.

      At October 31, 2002 the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At October 31, 2002, the net unrealized depreciation amounted to $6,333,831, which is composed of gross unrealized depreciation of $6,333,831.

   D. Dividends to members:

      The Company will distribute all cash that the Investment Adviser does not expect to use in the operation of the Company. Due to the nature of the Company's investments, investors should not expect distributions of cash or property during the first several years of the Company's operations.

   E. Other:

      The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents.

Note 2 -- Investment Advisory Fee, Administration Fee and Related Party Transactions

   U.S. Trust Company serves as the Investment Adviser to the Company pursuant to an Investment Advisory Agreement with the Company. United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company, N.A. serve as Investment Sub-Advisers to the Company pursuant to Investment Sub-Advisory Agreements with U.S. Trust Company and the Company. In return for its services and expenses which U.S. Trust Company assumes under the Investment Advisory Agreement, the Company will pay U.S. Trust Company, on a quarterly basis, a management fee at an annual rate equal to 2.00% of the Company's average quarterly net assets through the fifth anniversary of the first closing date and 1.00% of net assets thereafter. Pursuant to the Investment Sub-Advisory Agreements, U.S. Trust Company pays investment management fees to U.S. Trust NY and U.S. Trust Company, N.A.

   In addition to the management fee, U.S. Trust Company is entitled to allocations and distributions equal to the Incentive Carried Interest. The Incentive Carried Interest is an amount equal to 20% of the Company's cumulative realized capital gains on Direct Investments, net of cumulative realized capital losses and current net unrealized capital depreciation on all of the Company's investments and cumulative net expenses of the Company. Direct Investments means Company investments in domestic and foreign companies in which the equity is closely held by company founders, management, and/or a limited number of institutional investors and negotiated private investments in public companies. The Incentive Carried Interest will be determined annually as of the end of each calendar year.

   On December 20, 2001, the Board of Managers approved an Investment Sub-Advisory Agreement, substantially similar to those currently in effect, among the Company, U.S. Trust Company and U.S. Trust Company, N.A. Prior to December 21, 2001, the effective date of the Agreement, U.S. Trust NY served as the sole Investment Sub-Adviser to the Company.

   U.S. Trust Company is a Connecticut state bank and trust company. U.S. Trust NY is a New York state-chartered bank and trust company and a member of the Federal Reserve System. U.S. Trust Company, N.A. is a nationally chartered bank. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is an indirect wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   Pursuant to an Administration, Accounting and Investor Services Agreement, the Company retains PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc., as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Company's custodian. In consideration for its services, the Company (i) pays PFPC a variable fee between 0.105% and 0.07%, based on average quarterly net assets, payable monthly, subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $15,000 for taxation services and (iii) reimburses PFPC for out-of-pocket expenses.

   Charles Schwab & Co., Inc. (the "Distributor"), the principal subsidiary of Schwab, serves as the Company's distributor for the offering of units. U.S. Trust Company paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. U.S. Trust Company or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Company by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees totaling 6.5% of the gross proceeds received by the Company from this offering.

   Each member of the Board of Managers receives $7,000 annually, $2,000 per meeting attended and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Company receives any compensation from the Company.

   As of October 31, 2002, Excelsior Venture Investors III, LLC had an investment in the Company of $87,921,182. This represents an ownership interest of 63.48% in the Company.

Note 3 -- Purchases and Sales of Securities

   Excluding short-term investments, the Company had $36,110,398 and $24,965,427 in purchases and $0 and $0 in sales of securities for the periods ended October 31, 2002 and October 31, 2001, respectively.

Note 4 -- Organization Fees

   The Company originally estimated organization fees totaling $154,976, which were expensed in the fiscal period ended October 31, 2001. As a result of the Company's final closing held on May 11, 2001, the Company was reimbursed for $50,000 in organizational expenses from the Distributor during 2002. Certain anticipated organizational expenses totaling $93,880 were ultimately not incurred. As a result, the Company reversed $93,880 of organizational expense in the current year, as reflected in the Statement of Operations.

Note 5 -- Commitments

   As of October 31, 2002, the Company had outstanding investment commitments totaling $12,199,571.

Note 6 -- Transactions with Affiliated Companies

   An affiliated company is a company in which the Company has ownership of at least 5% of the voting securities. The Company did not receive dividend or interest income from affiliated companies during the year ended October 31, 2002. Transactions with companies which are or were affiliates were as follows:

                                                    For the Year Ended October 31, 2002
-                                                   -----------------------------------
                                                                  Sale/                 Cumulative
                                       October 31,                Merger    Realized      Value
Affiliate                              2001 Value   Purchases    Proceeds  Gain (Loss)   (Note 1)
---------                              ----------    ----------  --------  -----------  ----------
NanoOpto Corporation, Series A-1
  Preferred........................... $2,000,000   $  231,212        --         --     $2,231,212
Ethertronics, Inc., Series B Preferred  3,500,000    1,150,000        --         --      4,650,000
Ethertronics, Inc., Warrants..........         --           --        --         --             --
Ancile Pharmaceuticals, Inc., Bridge           --
  Notes 6%............................                 600,000        --         --        600,000
Ancile Pharmaceuticals, Inc., Warrant.         --           --        --         --             --
                                       ----------    ----------   ------     ------     ----------
   Total.............................. $5,500,000.. $1,981,212        --         --     $7,481,212
                                       ==========    ==========   ======     ======     ==========

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Members and Board of Managers
Excelsior Venture Partners III, LLC

   We have audited the accompanying statement of assets and liabilities of Excelsior Venture Partners III, LLC (the "Fund"), including the portfolio of investments, as of October 31, 2002, the related statements of operations, and cash flows for the year then ended, the statement of changes in net assets and the financial highlights for the period from April 5, 2001 (commencement of operations) to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Excelsior Venture Partners III, LLC at October 31, 2002, the results of its operations and its cash flows for the year then ended, its changes in net assets and the financial highlights for the period from April 5, 2001 to October 31, 2002 in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

New York, New York
December 17, 2002

Excelsior Venture Partners III, LLC

Fund Management (Unaudited)

Information pertaining to the Board of Managers of the Company is set forth below.

                                                                                                   Number of
                                                                                                   Portfolios
                                      Term of                                                      in Fund
                          Position(s) Office and                                                   Complex
                          Held with   Length of                                                    Overseen
Name, Address and Age     the Company Time Served Principal Occupation During Past Five Years      by Manager
---------------------     ----------- ----------- ------------------------------------------------ ----------

                                           Disinterested Managers

Mr. Gene M. Bernstein, 55 Manager        Since    Director of NIC Holding Corp; Dean of the            5
United States Trust       and           Company   Skodneck Business Development Center at
 Company of New York      Member       inception  Hofstra University from 2000-2001; prior to that
114 West 47th Street      of the                  Mr. Bernstein was President and Vice Chairman
New York, NY 10036        Audit and               at Northville Industries, a petroleum marketing,
                          Valuation               distribution, trading and storage company
                          Committees

Mr. Victor F. Imbimbo, 49 Manager        Since    Founder of Bedrock Communications, Inc. a            5
United States Trust       and           Company   consulting company addressing the merger of
 Company of New York      Member       inception  traditional and digital communications solutions
114 West 47th Street      of the
New York, NY 10036        Audit and
                          Valuation
                          Committees

Mr. Stephen V. Murphy, 57 Manager        Since    President of S.V. Murphy & Co., an investment        5
United States Trust       and           Company   banking firm
 Company of New York      Member       inception
114 West 47th Street      of the
New York, NY 10036        Audit and
                          Valuation
                          Committees

                                             Interested Manager

Mr. John C. Hover II, 59  Manager        Since    Executive Vice President of U.S. Trust               4
United States Trust       and           Company   (retired since 1998)
 Company of New York      Chairman     inception
114 West 47th Street      of the
New York, NY 10036        Board

Mr. Hover is considered an "interested person", as defined by the 1940 Act, of the Company due to the fact that he holds securities of The Charles Schwab Corporation, a parent company of the investment adviser.

Excelsior Venture Partners III, LLC

Fund Management (Unaudited)

Information pertaining to the Officers of the Company is set forth below.

                              Position(s) Held
                              with the           Length of
Name, Address and Age         Company            Time Served Principal Occupation During Past Five Years
---------------------         ----------------   ----------- -------------------------------------------

Mr. Frank D. Bruno, 42        Treasurer             Since    Vice President, U.S. Trust
U.S. Trust Company                                 Company
225 High Ridge Road                               inception
Stamford, CT 06905

Ms. Cynthia Englert, 38       Chief                 Since    Vice President, U.S. Trust; prior to U.S. Trust,
U.S. Trust Company            Administrative      September,  Ms. Englert held positions at Whitney & Co. and
225 High Ridge Road           Officer and            2001     Greenwich Capital Markets, Inc.
Stamford, CT 06905            Secretary

Mr. David I. Fann, 38         President and         Since    Managing Director, U.S. Trust
U.S. Trust Company, N.A.      Co-Chief             Company
5 Palo Alto Square, 9th Floor Executive           inception
3000 Camino Real              Officer
Palo Alto, CA 94306

Mr. Lee A. Gardella, 35       Senior Vice           Since    Senior Vice President, U.S. Trust
U.S. Trust Company            President            Company
225 High Ridge Road                               inception
Stamford, CT 06905

Mr. Douglas A. Lindgren, 41   Co-Chief              Since    Managing Director, U.S. Trust
U.S. Trust Company            Executive Officer    Company
225 High Ridge Road           and Chief           inception
Stamford, CT 06905            Investment Officer

Mr. Raghav V. Nadagopal, 40   Senior Vice           Since    Senior Vice President, U.S. Trust; prior to U.S.
                              President            Company    Trust, Mr. Nadagopal held positions at McKinsey
                                                  inception   & Company and AT&T Capital

Mr. Jean-Noel Odier, 31       Vice President        Since    Vice President; U.S. Trust; prior to U.S. Trust,
                                                   Company    Mr. Odier worked at Lombard Odier & Cie
                                                  inception

Mr. James F. Rorer, 32        Vice President        Since    Vice President, U.S. Trust; prior to U.S. Trust,
U.S. Trust Company, N.A.                           Company    Mr. Rorer worked at Bain & Company
5 Palo Alto Square, 9th Floor                     inception
3000 Camino Real
Palo Alto, CA 94306

Mr. Brian F. Schmidt, 44      Chief Financial       Since    Senior Vice President, U.S. Trust
U.S. Trust Company            Officer              Company
225 High Ridge Road                               inception
Stamford, CT 06905

All officers of the Company are employees and/or officers of the Investment Adviser.

Officers of the Company are elected by the managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. U.S. Trust and its affiliates are wholly owned subsidiaries of The Charles Schwab Corporation. Additional information is available upon request.